Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues	$ 9,133	$ 3,296,583	$ 5,797,629	$ 1,699,886
Cost of revenues	3,500	2,151,169	4,852,631	1,519,941
Gross profit	5,633	1,145,414	944,998	179,945
Operating expenses
General and administrative expenses	5,334,689	1,055,161	4,329,730	3,044,851
Total operating expenses	5,334,689	1,055,161	4,329,730	3,044,851
Income (loss) from operations	(5,329,056)	90,253	(3,384,732)	(2,864,906)
Other income (expenses)
Interest expense	(104,519)	(25,067)	(219,202)	(60,862)
Amortization of debt discount	(940,102)	(69,168)	(777,964)	(76,230)
Change in derivative liabilities	(923,258)	(26,937)	(107,574)	(147,495)
Impairment loss			(605,488)
Settlement loss	(58,059)		(1,041,445)
Other income		300	300	17,733
Total other income (expense)	(2,025,938)	(120,872)	(2,751,373)	(266,854)
Income (loss) before income taxes	(7,354,994)	(30,619)
Income taxes
Net (loss) from continuing operations	(7,354,994)	(30,619)	(6,136,105)	(3,131,760)
Discontinued operations:
Loss from discontinued operations	(17,612)	(99,293)	(1,203,785)	(80,488)
Total discontinued operations	(17,612)	(99,293)	(1,203,785)	(80,488)
Net loss	$ (7,372,606)	$ (129,912)	$ (7,339,890)	$ (3,212,248)
Basic and diluted income (loss) per share
Continuing operations	$ (0.11)	$ 0.00	$ (0.17)	$ (0.12)
Discontinued operations	$ 0.00	$ 0.00	$ (0.03)	$ 0.00
Weighted average number of shares outstanding
Basic and diluted	64,782,363	27,794,093	35,456,109	25,622,733